Share-Based and Unit-Based Compensation	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Share-based Payment Arrangement [Abstract]
Share-Based and Unit-Based Compensation
19.	Share-Based and Unit-Based Compensation
2021 Incentive Plan
The E2open Parent Holdings, Inc. 2021 Omnibus Incentive Plan (2021 Incentive Plan) became effective on the Closing Date with the approval of CCNB1’s shareholders and the board of directors. The 2021 Incentive Plan allows us to make equity and equity-based incentive awards to officers, employees, directors and consultants. There are 15,000,000 shares of Class A Common Stock reserved for issuance under the 2021 Incentive Plan which can be granted as stock options, restricted stock awards, restricted stock units, performance stock awards, cash awards and other equity-based awards. No award may vest earlier than the first anniversary of the date of grant, expect under limited conditions. The 2021 Incentive Plan replaced the 2015 Plan and 2015 Restricted Plan, as defined below.
On March 1, 2021, our board of directors granted 2,380,902 options to our executive officers with an exercise price of $9.77. On May 3, 2021, our Chief Executive Officer, pursuant to the authority delegated to him by our board of directors, granted an aggregate of 202,418 options to certain senior management with an exercise price of $10.86. All the options are performance based and are measured based on obtaining an organic growth target over a one-year
period with a quarter of the options vesting at the end of the performance period and the remaining options vesting equally over the following three years.
On May 21, 2021, our board of directors authorized the grant of an aggregate of 1,024,055 restricted stock awards (RSU) to certain executives, senior management and employees with a grant date fair value of $12.87 per share. All of these RSUs are performance based and are measured based on obtaining an organic growth target over a one-year
period with a quarter of the options vesting at the end of the performance period and the remaining options vesting equally over the following three years. Additionally, an aggregate of 943,364 RSUs were granted to certain executives, senior management and employees with a grant date fair value of $12.87 per share. All of these RSUs are service based which will vest ratably over a three-year period.

On May 21, 2021, the
non-employee
directors of our board of directors received their annual stock award of an aggregate of 107,472 RSUs which have a one-year
vesting period.
As of May 31, 2021, there were 10,341,789 shares of Class A Common Stock available for grant under the 2021 Incentive Plan.
Activity under the 2021 Incentive Plan related to options is as follows:

	Successor
	Number of Shares (in thousands)	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance, February 28, 2021	—	$—	—
Granted	2,583	9.86

Balance, May 31, 2021	2,583	9.86	9.8
As of May 31, 2021, there was $5.7 million of unrecognized compensation cost related to unvested options.
Activity under the 2021 Incentive Plan related to RSUs is as follows:

	Successor
	Number of Shares (in thousands)	Weighted Average Market Value Per Share	Weighted Average Remaining Contractual Term (in years)
Balance, February 28, 2021	—	$—	—
Granted	2,075	12.87

Balance, May 31, 2021	2,075	12.87	3.4

As of May 31, 2021, there was $26.4 million of unrecognized compensation cost related to unvested RSUs.
The estimated grant-date fair values of the options granted during the three months ended May 31, 2021 were calculated using the Black-Scholes option-pricing valuation model, based on the following assumptions:

Expected term (in years)	7
Expected equity price volatility	46.12% - 46.25%
Risk-free interest rate	1.12% - 1.29%
Expected dividend yield	0%
Prior to the Business Combination, we had unit-based compensation plans that authorized (a) the discretionary granting of unit options and (b) the discretionary issuance of non-vested
restricted units.
Unit Options
In 2015, E2open Holdings adopted the 2015 Unit Option Plan (2015 Plan). Under the 2015 Plan, E2open Holdings issued Series A unit options to certain employees eligible to participate in E2open Holdings unit option plan. The options issued under the 2015 Plan were subject to certain transfer restrictions and were initially deemed unvested. With respect to options issued to certain employees, options either vested 25% in the first year
, and quarterly thereafter over a four-year period (Time-Based Units) or based upon an exit event (Exit-Based Units). The vesting of both the Time-Based Units and Exit-Based Units were subject to the employee’s continued employment with the E2open Holdings.

Fair value of the unit options was determined on the date of grant using a pricing model affected by E2open Holdings’ unit price, as well as by certain assumptions including E2open Holdings’ expected equity price volatility over the term of the awards, actual and projected employee option exercise behavior, risk-free interest rates and expected dividends. E2open Holdings did not grant any new options during the periods from March 1, 2020 through February 3, 2021.
E2open Holdings was authorized to issue 46.0 million unit options under the 2015 Plan. As of February 3, 2021, outstanding unit options were 19.9 million. Unit options available for grant were 2.7 million as of February 3, 2021; however, the 2015 Plan was terminated as part of the Business Combination.
Activity under E2open Holdings’ unit option plan is as follows:

	Predecessor
	Number of Units (in thousands)	Weighted Average Exercise Price Per Unit	Weighted Average Term (in years)
Balance, February 29, 2020	22,001	$1.51	1.9
Exercised	(1,288)	1.45
Forfeited	(312)	1.65

Balance, May 31, 2020	20,401	1.51	1.6
As of February 3, 2021, there was $2.4 million of unrecognized compensation cost which was expected to be recognized over a weighted-average period of 1.1 year. The weighted-average contractual life of options outstanding was 6.7 years and the weighted-average contractual life of options exercisable was 6.4 years as of February 3, 2021.
We did not recognize any compensation expense for Exit-Based units for the three months ended May 31, 2020, as these awards were not probable of vesting during these time periods.
On January 24, 2021, the board of managers accelerated the vesting of all unvested unit options outstanding under the 2015 Plan as of the completion of the Business Combination on February 4, 2021.
Restricted Equity Plan
In 2015, E2open Holdings established the 2015 Restricted Equity Plan (2015 Restricted Plan) that was adopted for certain officers eligible to participate in the 2015 Restricted Plan. The units issued under the 2015 Restricted Plan were subject to certain transfer restrictions and were initially deemed unvested. With respect to units issued to certain officers, Class B units either vested 25% annually over a four-year period (Time-Based Units) or based upon an exit event (Exit-Based Units). The vesting of both the Time-Based Units and Exit-Based Units were subject to the employee’s continued employment with E2open Holdings. E2open Holdings authorized 32.0 million units under the 2015 Restricted Plan. As of February 3, 2021 and February 29, 2020, outstanding restricted units were 22.0 million. No restricted units were available for grant as of February 3, 2021. The 2015 Restricted Plan was terminated as part of the Business Combination.
Activity under E2open Holdings’ 2015 Restricted Plan was as follows:

	Predecessor
($ in thousands)	Number of Units (in thousands)	Weighted Average Grant Date Fair Value Per Unit	Weighted Average Remaining Term (in years)
Balance, February 29, 2020	8,955	$1.40	1.5
Released	(941)	1.48

Balance, May 31, 2020	8,014	1.39	1.0

The aggregate fair value of units vested during the three months ended May 31, 2020 was $1.4 million. Unrecognized compensation expense related to the Class B units was $5.4 million as of the February 3, 2021, which was expected to be recognized over a weighted-average period of approximately one year. E2open Holdings did not recognize any compensation expense for Exit-Based Units for the three months ended May 31, 2020.
On January 24, 2021, the board of managers accelerated the vesting of all unvested unit options outstanding under the 2015 Restricted Plan as of the completion of the Business Combination on February 4, 2021.
The table below sets forth the functional classification in the Condensed Consolidated Statements of Operations of our equity-based compensation expense:

	Successor	Predecessor
($ in thousands)	Three Months Ended May 31, 2021	Three Months Ended May 31, 2020
Cost of revenue	$200	$110
Research and development	323	169
Sales and marketing	282	191
General and administrative	1,238	1,576

Total share-based and unit-based compensation	$2,043	$2,046

22.	SHARE-BASED AND UNIT-BASED COMPENSATION
2021 Incentive Plan
The E2open Parent Holdings, Inc. 2021 Omnibus Incentive Plan (2021 Incentive Plan) became effective on the Closing Date with the approval of CCNB1’s shareholders
and the board of directors. The 2021 Incentive Plan allows the Company to make equity and equity-based incentive awards to officers, employees, directors and consultants. There are 15,000,000 shares of Class A Common Stock reserved for issuance under the 2021 Incentive Plan which can be grated as stock options, restricted stock awards, restricted stock units, performance stock awards, cash awards and other equity-based awards. No award may vest earlier than the first anniversary of the date of grant, expect under limited conditions. The 2021 Incentive Plan replaced the 2015 Plan and 2015 Restricted Plan, as defined below. See Note 26,
Subsequent Events
for a description of awards granted after February 28, 2021 under the 2021 Incentive Plan.
Prior to the Business Combination, the Company had unit-based compensation plans that authorized (a) the discretionary granting of unit options and (b) the discretionary issuance of non-vested
restricted units.
Unit Options
In 2015, E2open Holdings adopted the 2015 Unit Option Plan (2015 Plan). Under the 2015 Plan, E2open Holdings issued Series A unit options to certain employees eligible to participate in E2open Holdings unit option plan. The options issued under the 2015 Plan were subject to certain transfer restrictions and were initially deemed unvested. With respect to options issued to certain employees, options either vested 25% in the first year, and quarterly thereafter over a four-year period (Time-Based Units) or based upon an exit event (Exit-Based Units). The vesting of both the Time-Based Units and Exit-Based Units were subject to the employee’s continued employment with the E2open Holdings.
Fair value of the unit options was determined on the date of grant using a pricing model affected by E2open Holdings’ unit price, as well as by certain assumptions including E2open Holdings’ expected equity price volatility over the term of the awards, actual and projected employee option exercise behavior, risk-free interest rates and expected dividends. E2open Holdings did not grant any new options during the periods from March 1, 2020 through February 3, 2021. The estimated grant-date fair values of the unit options granted the period from March 1, 2019 through February 29, 2020 were calculated using the Black-Scholes option-pricing valuation model, based on the following assumptions:

Expected term (in years)	6
Expected equity price volatility	23% - 55%
Risk-free interest rate	1.9% - 2.8%
Expected dividend yield	0%
The expected term represented the period that the unit options were expected to be outstanding, giving consideration to the contractual terms of the awards, vesting schedules and expectations of future employee behavior as influenced by changes to the terms of E2open Holdings unit options. E2open Holdings estimated the expected term, using the simplified method due to limited exercise data, to be the period of time between the date of grant and the midpoint between option vesting and expiration. E2open Holdings estimated the expected volatility of its unit options based on the average of historical and implied volatility of comparable companies from a representative peer group based on industry and market capitalization data. The risk-free interest rate represented the yield on a constant maturity U.S. Treasury security with a term equal to the expected term of the options. Expected dividend yield was set at zero because E2open Holdings did not expect to pay dividends during the term of the unit options and historically had not paid any dividends to its equity holders. Management made an estimate of expected forfeitures and recognized compensation costs only for those options expected to vest. E2open Holdings was authorized to issue 46.0 million unit options under the 2015 Plan. As of February 3, 2021 and February 29, 2020, outstanding unit options were 19.9 million and 22.0 million, respectively. Unit options available for grant were 2.7 million as of February 3, 2021; however, the 2015 Plan was terminated as part of the Business Combination.

Activity under E2open Holdings’ unit option plan is as follows:

	Predecessor
	Number of Units (in thousands)	Weighted Average Exercise Price Per Unit	Weighted Average Term (in years)
Balance, February 28, 2019	18,617	$1.34	2.3
Granted	5,713	2.04
Exercised	(37)	1.61
Canceled and forfeited	(2,292)	1.51

Balance, February 29, 2020	22,001	1.51	1.9
Exercised	(1,425)	1.45
Forfeited	(721)	1.65

Balance, February 3, 2021	19,855	$1.51	1.1

The weighted-average grant date fair value per unit of options granted during the fiscal year ended February 29, 2020 was $0.45. As of February 3, 2021, there was $2.4 million of unrecognized compensation cost, excluding estimated forfeitures, related to unvested options, which was expected to be recognized over a weighted-average period of 1.1 year. The weighted-average contractual life of options outstanding was 6.7 years and the weighted-average
contractual life of options exercisable was 6.4 years as of February 3, 2021.
The Company did not recognize any compensation expense for Exit-Based units for the period from March 1, 2020 through February 3, 2021 and the fiscal years ended February 29, 2020 and February 28, 2019, as these awards were not probable of vesting during these time periods.
On January 24, 2021, the board of managers accelerated the vesting of all unvested unit options outstanding under the 2015 Plan as of the completion of the Business Combination on February 4, 2021 which resulted in $12.8 million of accelerated compensation recognized in the period from February 4, 2021 through February 28, 2021.
Restricted Equity Plan
In 2015, E2open Holdings established the 2015 Restricted Equity Plan (2015 Restricted Plan) that was adopted for certain officers eligible to participate in the 2015 Restricted Plan. The units issued under the 2015 Restricted Plan were subject to certain transfer restrictions and were initially deemed unvested. With respect to units issued to certain officers, Class B units either vested 25% annually over a four-year period (Time-Based Units) or based upon an exit event (Exit-Based Units). The vesting of both the Time-Based Units and Exit-Based Units were subject to the employee’s continued employment with E2open Holdings. E2open Holdings authorized 32.0 million units under the 2015 Restricted Plan. As of February 3, 2021 and February 29, 2020, outstanding restricted units were 22.0 million. No restricted units were available for grant as of February 3, 2021. The 2015 Restricted Plan was terminated as part of the Business Combination.
Activity under E2open Holdings’ 2015 Restricted Plan was as follows:

	Predecessor
($ in thousands)	Number of Units (in thousands)	Weighted Average Grant Date Fair Value Per Unit	Remaining Term (in years)
Awards not vested, February 28, 2019	12,651	$1.41	2.1
Granted	500	1.65
Released	(4,196)	1.47

Awards not vested, February 29, 2020	8,955	1.40	1.5
Released	(3,523)	1.48

Awards not vested, February 3, 2021	5,432	$1.35	0.3

The aggregate fair value of units vested during the period from March 1, 2020 through February 3, 2021 and fiscal year ended February 29, 2020 was $5.2 million and $6.2 million, respectively. Unrecognized compensation expense related to the Class B units was $5.4 million as of the February 3, 2021, which was expected to be recognized over a weighted-average period of approximately one year. E2open Holdings did not recognize any compensation expense for Exit-Based Units for the period from March 1, 2020 through February 3, 2021 and fiscal years ended February 29, 2020 and February 28, 2019.
On January 24, 2021, the board of managers accelerated the vesting of all unvested unit options outstanding under the 2015 Restricted Plan as of the completion of the Business Combination on February 4, 2021 which resulted in $15.4 million of accelerated compensation recognized in the period from February 4, 2021 through February 28, 2021.
The table below sets forth the functional classification in the Consolidated Statements of Operations of equity- based compensation expense:

	Successor	Predecessor
($ in thousands)	February 4, 2021 through February 28, 2021	March 1, 2020 through February 3, 2021	Fiscal Year Ended February 29, 2020	Fiscal Year Ended February 28, 2019

Cost of revenue	$3,248	$396	$423	$429
Research and development	5,224	499	151	440
Sales and marketing	5,134	659	1,316	1,033
General and administrative	19,394	5,723	6,332	6,264

Total share-based and unit-based compensation	$33,000	$7,277	$8,222	$8,166

As discussed in Note 3,
Business Combinations and Acquisitions
, the outstanding unit options were converted into cash of $26.2 million and $16.1 million of the Company’s Class A Common Stock, and the Class B units were converted into cash of $24.2 million and $25.9 million of the Company’s Class A Common Stock in connection with the Business Combination. Also, $4.7 million of unit-based compensation expense was recognized during the period from February 4, 2021 through February 28, 2021 for the restricted Series
B-1
and
B-2
common stock issued in connection with the Business Combination for the accelerated unvested options and restricted units.
As discussed in Note 3,
Business Combination and Acquisitions
, upon purchasing Amber Road, equity incentive compensation previously granted to Amber Road employees was converted to deferred cash compensation.
During the fiscal year ended February 29, 2020, $10.9 million of expense was recorded for the Amber Road deferred compensation in the Consolidated Statements of Operations, including $9.5 million related to accelerated deferred compensation payments negotiated in exit agreements with certain former Amber Road executives. During the period from March 1, 2020 through February 3, 2021, the Company recognized $0.8 million of deferred compensation expense related to Amber Road. There was no deferred compensation expense recognized during the period from February 4, 2021 through February 28, 2021. See Note 25,
Commitments and Contingencies
for additional information.